Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	$ 356,510	$ 295,303
Container leaseback financing receivable, net	270,796	$ 271,658
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2020	70,173
2019	172,667
2018	48,275
2017	7,868
2016	7,448
Prior	51,261
Net investment in finance leases, net	357,692
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2020	9,825
2019	261,533
Container leaseback financing receivable, net	271,358
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2020	69,191
2019	126,254
2018	24,479
2017	7,749
Prior	43,894
Net investment in finance leases, net	271,567
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2020	9,825
2019	219,403
Container leaseback financing receivable, net	229,228
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2020	437
2019	38,660
2018	22,364
2017	74
2016	6,250
Prior	5,805
Net investment in finance leases, net	73,590
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2019	42,130
Container leaseback financing receivable, net	42,130
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2020	545
2019	7,753
2018	1,432
2017	45
2016	1,198
Prior	1,562
Net investment in finance leases, net	$ 12,535